THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Supplement dated February 26, 2018

PROSPECTUSES DATED MAY 1, 2017

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

This Supplement amends certain information contained in the Prospectuses referenced above.

Effective as of March 1, 2018, in the section titled “The Funds – Russell Investment Funds”, the following row is amended to read as follows:

Portfolio	Investment Objective
Strategic Bond Fund	Provide total return

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated February 26, 2018.